Parent Company (Statement of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Adjustments to reconcile net income to net cash provided by operating activities
Other	$ 100,000,000	$ (439,000,000)	$ (515,000,000)
Net cash provided (used) by operating activities	3,635,000,000	5,525,000,000	5,585,000,000
Investing Activities
Other	(952,000,000)	(706,000,000)	(199,000,000)
Net cash provided (used) by investing activities	(7,442,000,000)	(16,260,000,000)	(24,893,000,000)
Financing Activities
Preferred stock issuance	519,000,000
Acquisition of treasury stock	(2,062,000,000)	(2,152,000,000)	(1,176,000,000)
Preferred stock cash dividends paid	(209,000,000)	(219,000,000)	(232,000,000)
Common stock cash dividends paid	(1,061,000,000)	(1,038,000,000)	(1,000,000,000)
Net cash provided (used) by financing activities	4,621,000,000	10,440,000,000	19,625,000,000
Net Increase (Decrease) In Cash And Due From Banks	814,000,000	(295,000,000)	317,000,000
Parent Company [Member]
Operating Activities
Net Income (Loss)	3,904,000,000	4,106,000,000	4,184,000,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net earnings of subsidiaries	(971,000,000)	(993,000,000)	(1,080,000,000)
Other	142,000,000	149,000,000	122,000,000
Net cash provided (used) by operating activities	3,075,000,000	3,262,000,000	3,226,000,000
Investing Activities
Net change in loans and securities from affiliates	2,161,000,000	(185,000,000)	2,098,000,000
Net change in restricted deposits with banking subsidiary	(175,000,000)	400,000,000
Net change in nonrestricted interest earning deposits	(1,607,000,000)	3,244,000,000	(2,455,000,000)
Net change in restricted interest-earning deposits	300,000,000	(300,000,000)
Other	266,000,000	(82,000,000)	(82,000,000)
Net cash provided (used) by investing activities	945,000,000	3,077,000,000	(439,000,000)
Financing Activities
Net change in other borrowed funds from affiliates	(124,000,000)	(100,000,000)	(14,000,000)
Net change in senior debt	(1,252,000,000)	(1,888,000,000)	(1,379,000,000)
Net change in subordinated debt	17,000,000	(580,000,000)	762,000,000
Preferred stock issuance	519,000,000
Preferred stock redemptions		(500,000,000)
Common and treasury stock issuances	151,000,000	139,000,000	252,000,000
Acquisition of treasury stock	(2,062,000,000)	(2,152,000,000)	(1,176,000,000)
Preferred stock cash dividends paid	(209,000,000)	(219,000,000)	(232,000,000)
Common stock cash dividends paid	(1,060,000,000)	(1,039,000,000)	(1,000,000,000)
Net cash provided (used) by financing activities	(4,020,000,000)	(6,339,000,000)	(2,787,000,000)
Cash Held At Banking Subsidiary at beginning of period	1,000,000	1,000,000	1,000,000
Cash Held At Banking Subsidiary at end of period	$ 1,000,000	$ 1,000,000	$ 1,000,000